Schedule of Investments (unaudited)	iShares® Global Timber & Forestry ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.5%
Klabin SA.	2,322,062	$10,678,500
Suzano SA(a)	1,239,929	13,392,581
		24,071,081
Canada — 16.8%
Canfor Corp.(a)	351,496	8,908,622
Interfor Corp.	363,326	11,635,508
West Fraser Timber Co. Ltd.	310,244	29,598,202
Western Forest Products Inc.(b)	2,070,209	3,453,213
		53,595,545
Finland — 9.5%
Metsa Board OYJ, Class B	509,141	4,988,160
Stora Enso OYJ, Class R	700,178	12,850,613
UPM-Kymmene OYJ	329,226	12,526,587
		30,365,360
Ireland — 3.8%
Smurfit Kappa Group PLC	222,414	12,258,655

Japan — 8.6%
Daio Paper Corp.	363,700	6,041,628
Oji Holdings Corp.	2,272,700	11,011,362
Sumitomo Forestry Co. Ltd.	542,900	10,494,979
		27,547,969
South Africa — 1.5%
Sappi Ltd.(a)	1,625,952	4,655,069

Sweden — 15.5%
BillerudKorsnas AB	525,948	9,898,140
Holmen AB, Class B	265,911	12,734,651
Svenska Cellulosa AB SCA, Class B	1,520,003	26,971,391
		49,604,182
United Kingdom — 3.7%
Mondi PLC	478,746	11,874,772
Security	Shares	Value

United States — 32.1%
CatchMark Timber Trust Inc., Class A	281,399	$2,450,985
International Paper Co.	219,354	10,305,251
PotlatchDeltic Corp.	384,888	23,177,955
Rayonier Inc.	662,260	26,728,814
Sylvamo Corp.(a)	19,990	557,521
Westrock Co.	251,354	11,150,064
Weyerhaeuser Co.	687,052	28,292,801
		102,663,391

Total Common Stocks — 99.0%
(Cost: $287,151,940)		316,636,024

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	4,490	4,492
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	500,000	500,000
		504,492

Total Short-Term Investments — 0.2%
(Cost: $504,492)		504,492

Total Investments in Securities — 99.2%
(Cost: $287,656,432)		317,140,516

Other Assets, Less Liabilities — 0.8%		2,684,495

Net Assets — 100.0%		$319,825,011

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$4,493	(a)	$—		$(1)	$—	$4,492	4,490	$1,153	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	—		(30,000	)(a)	—	—	500,000	500,000	16		—
						$(1)	$—	$504,492		$1,169		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Timber & Forestry ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	13	03/18/22	$3,093	$52,589

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$156,258,936	$160,377,088	$—	$316,636,024
Money Market Funds	504,492	—	—	504,492
	$156,763,428	$160,377,088	$—	$317,140,516
Derivative financial instruments(a)
Assets
Futures Contracts	$52,589	$—	$—	$52,589

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2